Related party transactions - Transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivatives	$ 196,882	$ 307,726
Loans and advances to HSBC undertakings	83,136	81,616
Prepayments, accrued income and other assets	139,982	156,412
Investments in subsidiaries		30,700
Total assets	2,957,939	2,984,164	$ 2,715,152
Liabilities
Derivatives	191,064	303,001
Accruals, deferred income and other liabilities	123,778	128,624
Subordinated liabilities	20,487	21,951
Total liabilities	2,751,162	2,779,169
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	3,397	5,476
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	64,686	65,253
Derivatives	4,187	5,784
Loans and advances to HSBC undertakings	27,142	10,785
Prepayments, accrued income and other assets	1,555	1,838
Investments in subsidiaries	163,211	161,546
Total related party assets at 31 Dec	264,178	250,682
Assets
Cash and balances with HSBC undertakings	2,590	2,913
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	51,408	65,253
Derivatives	2,811	4,698
Loans and advances to HSBC undertakings	25,108	10,443
Prepayments, accrued income and other assets	1,135	1,363
Investments in subsidiaries	163,211	160,660
Total assets	246,263	245,330
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	340	581
Derivatives	2,872	3,376
Accruals And Deferred Income, Highest Amount During The Year	2,036	2,737
Subordinated liabilities	900	892
Total related party liabilities at 31 Dec	6,148	7,586
Liabilities
Amounts owed to HSBC undertakings	111	330
Derivatives	1,220	3,060
Accruals, deferred income and other liabilities	1,732	1,936
Subordinated liabilities	900	892
Total liabilities	3,963	6,218
Guarantees and commitments, highest amount during the year	16,477	15,661
Guarantees and commitments	$ 13,746	$ 13,787